UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of Registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.
The Advisors’ Inner Circle Fund
WHG LargeCap Value Fund
WHG SMidCap Fund
WHG SMidCap Plus Fund
WHG SmallCap Value Fund
WHG Income Opportunity Fund
WHG Balanced Fund

Semi-Annual Report	April 30, 2011
Investment Adviser:
Westwood Management Corp.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
TABLE OF CONTENTS

Shareholder Letter	1

Schedules of Investments
WHG LargeCap Value Fund	6
WHG SMidCap Fund	8
WHG SMidCap Plus Fund	10
WHG SmallCap Value Fund	12
WHG Income Opportunity Fund	14
WHG Balanced Fund	17

Statements of Assets and Liabilities	20

Statements of Operations	21

Statements of Changes in Net Assets	22

Financial Highlights	24

Notes to Financial Statements	25

Disclosure of Fund Expenses	31

Approval of Investment Advisory Agreements	32
The WHG Funds file their complete schedule of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 877-386-3944; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
April 30, 2011
Dear Shareholders:
We are pleased to provide you with the semi-annual report for the WHG Funds, managed by Westwood Management Corp., for the six months ended April 30, 2011.
US equity markets continue to rebound from the low points in 2008-2009. The 2010 year closed out with a double digit 4th quarter gain. The Federal Reserve committed to buying an additional $600 billion in government debt, an action supporting the US economy, while Congress passed an extension of the Bush tax cuts and a reduction in the payroll tax. These events encouraged Wall Street firms to raise their 2011 GDP.
2011 however posted distressing headlines of political upheaval in the Middle East and North Africa, sovereign-debt dilemmas in Europe, and a natural disaster/nuclear emergency in Japan, which all took a toll on investor psyche. Concerns about the potential peak in selected leading economic indicators and continued concerns over housing, inflation and the fiscal health of states and municipalities arose state-side. The US equity markets were able to digest the news while strong corporate earnings reports and a pick-up in job growth fueled optimism. As a result, US equity markets moved to levels not seen since mid 2008.
Stocks classified as value-oriented trailed growth-oriented stocks for a majority of the past six months. The best performing sectors were those that are tied to global economic growth, including Energy, Materials & Processing, Technology, and Producer Durables. The Consumer Discretionary sector also produced a double digit gain. The Health Care and Utilities sectors, perceived as more defensive, lagged along with Consumer Staples.
While overall fund performance has been affected by the factors described above, our approach to investing focuses on specific stock fundamentals. It remains our firm belief that the discipline of quantifying and managing risk is paramount and it shall remain a hallmark of the Westwood investment process. In fact, it is our view that we are beginning to see the long anticipated rotation toward quality.
We have always focused on companies that maintain a discipline for managing risk and, over the long-term, our investors have been rewarded for that focus. As such, our investment team looks for investment opportunities that not only have attractive valuations but also have prospects for long-term earnings growth that are currently unrecognized by the market.
As we progress through 2011, our best advice is to remain steadfast through the unpredictable ups and downs of the market and focus on long-term investments. Thank you for entrusting us with your assets.
A discussion of each fund’s performance during the past six months is presented below.
WHG LargeCap Value Fund
The performance of the WHG LargeCap Value Fund for the period ended April 30, 2011 was as follows:

		2011
	6 Months	Calendar YTD
WHG LargeCap Value Fund — I shares (WHGLX)	16.33%	9.29%

WHG LargeCap Value Fund — A shares (WWLAX) (without sales charge)	16.19%	9.19%

Russell 1000 Value Index	17.29%	9.29%

While producing double-digit returns, the WHG LargeCap Value Fund slightly underperformed the Russell 1000 Value Index during the six-month period ended April 30, 2011. Relative performance was aided by security selection in the Consumer Staples and Financial Services sectors. In Consumer Staples, Phillip Morris International performed well as global events weighed on investors’ minds. Our Financial Services holdings outperformed the index sector due to a relative underweight in large bank holdings, which underperformed, while companies with stable revenue streams, such as insurance company MetLife, or revenue sources tied to the markets, such as Ameriprise Financial, outperformed.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
Within Energy, overall performance failed to keep pace with the strength of the index sector despite strong price individual performance from selected holdings such as Exxon Mobil and Chevron. Energy prices have remained elevated, which has positively impacted the share prices of many companies in the sector. National Oilwell however, detracted from performance as the shares were sold before the security’s price rise later in the period.
In Consumer Discretionary, Disney, along with CBS Corp., reported good quarterly earnings as strong ad rates and demand figures were released along with Comcast, which reported a positive earnings surprise based on good subscriber growth in broadband services. Offsetting much of this strength was weakness in Wal-Mart Stores and General Motors Company as each fell on the potential for rising gas prices negatively impacting sales.
Our overweight in Technology, a low performing sector on an absolute basis, was also a detractor to relative performance. Strong performance was delivered by holdings such as EMC, which delivered results that were highlighted by record core and VMware revenues, International Business Machines, which reported earnings that showed it is seeing a broad based recovery that is being helped by new product cycles, and Motorola Mobility, which rose on optimism surrounding its potential as a newly formed company. This strong performance however, was offset by weakness in Cisco Systems and Microsoft.
WHG SMidCap Fund
The performance of the WHG SMidCap Fund for the period ended April 30, 2011 was as follows:

		2011
	6 Months	Calendar YTD
WHG SMidCap Fund (WHGMX)	22.45%	11.03%

Russell 2500 Index	23.71%	11.84%

Relative performance was aided by security selection in the Consumer Discretionary, Producer Durables, Health Care, and Materials & Processing sectors. Cabot Oil & Gas rose on higher production guidance from its abundant Marcellus gas fields. Navistar International Corp. shares rose on strength in sales of heavy trucks. Investors applauded Brinker International’s fiscal 2Q earnings reports and STEC’s 4th quarter earnings, as shares of the both firms climbed after solidly beating expectations and reiterating 2011 forward guidance. Tupperware Brands climbed after beating earnings expectations and reporting strong results in the emerging market economies.
Security selection and an overweight in Financial Services and security selection in the Consumer Staples sector detracted from relative performance during the quarter. Individual stocks that detracted from performance include First Financial Bancorp, which missed earnings expectations, and Hudson City Bancorp, which announced disappointing quarterly earnings and an informal regulatory action. Shares of Visteon came under pressure following worse than expected earnings guidance, while Quest Software’s shares plunged after announcing that increased expenses had negatively impacted quarterly results while full year earnings are likely to fall below expectations. Universal Technical Institute fell as investors feared that Pell-Grant cuts could threaten the growth of for-profit education firms.
WHG SMidCap Plus Fund
The performance of the WHG SMidCap Plus Fund for the period ended April 30, 2011 was as follows:

		Cumulative Since
	1 Month	Inception (3/28/11)
WHG SMidCap Plus Fund (WHGPX)	2.69%	2.90%

Russell 2500 Index	2.89%	5.40%

For the one month ended April 30, 2011, performance was aided by security selection in the Materials & Processing, Technology, Producer Durables, and Utilities sectors. The best performing securities included Albemarle Corp., which rose on reports of strength in the chemical industry, and Visteon, which performed well after auto component peer companies reported strong results. DPL rose on the news that it is being acquired by a competitor, and Western Digital was bid higher on reports of stronger than expected PC and laptop sales in the first quarter. Finally, Global Payments outperformed on higher worldwide consumer transaction volumes.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
Security selection in the Consumer Discretionary and Health Care sectors as well as an overweight to Financial Services detracted from performance. Detractors included Wintrust Financial after reporting disappointing first quarter of 2011 earnings results, while East West Bancorp posted a good quarter but declined on concerns about its net interest margin. Brinker International was weak after disclosing lower than expected first quarter revenues and same store sales, and Signet Jewelers dropped, as investors priced in a slower pace of consumer discretionary spending. Rowan declined on fears that current oil prices are not sustainable.
WHG SmallCap Value Fund
The performance of the WHG SmallCap Value Fund for the period ended April 30, 2011 was as follows:

		2011
	6 Months	Calendar YTD
WHG SmallCap Value Fund (WHGSX)	21.50%	8.33%

Russell 2000 Value Index	20.31%	8.33%

Smaller market capitalization company stocks, which tend to be more sensitive to the business cycle, outperformed the broad US market for the period. Stock selection within Consumer Discretionary and Technology, and an overweight in Energy sector were the largest contributors to relative performance. Within Consumer Discretionary, Wolverine World Wide reported better than expected fourth quarter earnings, and has given investors confidence that commodity prices in cotton should not affect margins for the coming year. Brinker International was bid up as investors saw evidence that their margin expansion plan was on track.
With political unrest in the Middle East, oil prices rose past the $100 per barrel mark earlier in the period, helping the performance of Energy stocks. Other top performers in the portfolio, Technology companies MKS Instruments and STEC, are experiencing a stronger semiconductor cycle brought about by optimism in the length of the economic expansion. In Health Care, an overweight in HealthSouth added to relative outperformance as they saw an increase in hospital admissions this quarter.
Texas Capital Bancshares and Calamos Asset Management, in Financial Services, benefitted from renewed investor inflows into equities. However, selected companies such as First Merit and First Financial Bancorp struggled after reporting weaker than expected loan growth and an earnings miss, respectively. Michigan based Chemical Financial Corp. disappointed as it experienced a loan growth decline and only somewhat stable credit trends. Lastly, the 2010 Census Bureau announced a decrease in population for the state of Michigan, which effected Spartan Stores sales while rising commodity costs could impact their grocery store margins in the future.
WHG Income Opportunity Fund
The performance of the WHG Income Opportunity Fund for the period ended April 30, 2011, was as follows:

		2011
	6 Months	Calendar YTD
WHG Income Opportunity Fund — I shares (WHGIX)	6.58%	5.92%

WHG Income Opportunity Fund — A shares (WWIAX) (without sales charge)	6.48%	5.87%

Citigroup 10-Year Treasury Index	(4.22)%	0.82%

Citigroup 3-Month Treasury Bill Index	0.07%	0.05%

S&P 500 Index	16.36%	9.06%

FTSE NAREIT Index	15.95%	13.00%

Blended Benchmark*	6.94%	5.73%

*	25% Citigroup 10-Year Treasury Index, 25% Citigroup 3-month T-Bill Index, 25% S&P 500 Index, 25% FTSE NAREIT Index
An overweight in equities, MLPs (Master Limited Partnerships) and Treasury Inflation Protected Securities (TIPS), partially offset by an underweight in REITs (Real Estate Investment Trusts), helped the fund’s performance. Selected securities in Common Stocks and REITs were the primary drivers of the portfolio’s performance including Rayonier, Chevron, Energy Transfer Equity, Exxon Mobil and Boeing. Non-equity contributors included several TIPS positions in the 2 — 9 year maturity range as investors demanded higher returns in fear of inflation and rising interest rates.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
Timber REIT Rayonier’s stock price surged on an improvement in lumber pricing and Asian demand for wood products. The move in oil prices to over $106 by the end of first quarter of 2011 drove Chevron and Exxon Mobil up double digits. Energy Transfer Equity rose sharply as investors priced in higher distribution growth as a result of a joint venture with Regency Energy. Boeing was able to secure the $30 billion tanker program for the Department of Defense while Airbus stepped aside from further competition, propelling strong performance from this dominant aerospace company.
Detractors from performance included General Motors Preferreds, PG&E and Sysco common equity, as well as JPMorgan and Citigroup bonds. Concerns over the impact higher oil prices will have on the sale of large vehicles and weak North American profit margins pressured General Motors’ convertible issue, while perceived risks related to PG&E’s nuclear facility and an anticipated difficult regulatory environment hurt this utility’s share price. A continued increase in interest rates negatively impacted fixed income financial issues JPMorgan and Citigroup while higher food cost inflation contracted margins for Sysco causing an earnings miss and a stock price decline. We continue to believe that all of these stocks remain undervalued relative to their prospects.
WHG Balanced Fund
The performance of the WHG Balanced Fund for the period ended April 30, 2011 was as follows:

		2011
	6 Months	Calendar YTD
WHG Balanced Fund (WHGBX)	9.42%	6.10%

S&P 500 Index	16.36%	9.06%

Barclays U.S. Government/Credit Index	(0.61)%	1.60%

Blended Benchmark*	9.47%	6.08%

*	60% S&P 500 Index/40% Barclays Capital U.S. Government/Credit Index
The WHG LargeCap Value Fund strategy comments apply to the equity portion of the WHG Balanced Fund. As was the case for equities, volatility was also a defining characteristic of the bond market. After falling to new lows for 2010 in October, Treasury yields moved sharply higher through the end of 2010 and again in February 2011. But the rise in rates was halted as the catastrophes in Japan prompted a strong bid for bonds and sharp decline in rates. Despite the volatility, investors continued to show strong demand for corporate bonds and other spread sectors, which in turn pushed credit spreads even lower and prices correspondingly higher.
U.S. Treasury debt lagged the performance of U.S. Agency debt, which lagged the performance of U.S. Corporate and non-corporate debt; and long-maturity Treasury debt took the brunt of the hit in a rising rate environment. This was also the case in the Barclays Capital U.S. Government/Credit Bond Index, an index of government-related and investment grade U.S. corporate securities that have a minimum remaining maturity of one year.
The shorter duration of the bonds in the Balanced Fund was also a factor in outperformance. Additional contributors to outperformance were security selection in U.S. Treasuries (notably Treasury Inflation Protection Securities or TIPs) and in Utility bonds, and over weighting U.S. Credits and Baa-rated corporate debt. The top fixed income contributors included several TIPs and a Vornado Realty note. Detracting the most from performance of the fixed income portion of the fund were JPMorgan and Fannie Mae notes.
Sincerely,
The Investment Team
The WHG Funds
This represents the managers’ assessment of the Portfolios and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, visit our website at www.whgfunds.com.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
Definition of the Comparative Indices
Citigroup 3-Month Treasury Bill Index is an unmanaged index composed of three-month Treasury bills.
Citigroup 10-Year Treasury Index is an unmanaged index composed of ten-year Treasury bonds and notes.
FTSE NAREIT Index is an unmanaged capitalization-weighted index that includes all tax qualified REITs listed in the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.
Barclays U.S. Government/Credit Index is a fixed-income market value-weighted index that combines the Lehman Brothers U.S. Government Index and the Barclays U.S. Credit Index. It includes securities issued by the U.S. Government (i.e., securities in the Treasury and Agency Indices), publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.
Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index.
Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic stock market through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS’ INNER CIRCLE FUND	WHG LARGECAP VALUE FUND APRIL 30, 2011 (Unaudited)
Sector Weightings†:
SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.4%

	Shares	Value
CONSUMER DISCRETIONARY — 10.9%
CBS, Cl B	103,900	$2,620,358
Comcast, Cl A	202,700	5,318,848
Gap	201,000	4,671,240
General Motors Company*	142,900	4,585,661
Wal-Mart Stores	84,100	4,623,818
Walt Disney	113,800	4,904,780

		26,724,705

CONSUMER STAPLES — 4.8%
CVS/Caremark	132,500	4,801,800
Philip Morris International	70,000	4,860,800
Sysco	74,800	2,162,468

		11,825,068

ENERGY — 12.3%
Anadarko Petroleum	59,100	4,665,354
Apache	40,900	5,454,833
Chevron	45,300	4,957,632
EQT	96,500	5,076,865
Exxon Mobil	55,900	4,919,200
Occidental Petroleum	45,000	5,143,050

		30,216,934

FINANCIAL SERVICES — 20.6%
ACE	73,600	4,949,600
AFLAC	85,400	4,798,626
Allstate	74,900	2,534,616
Ameriprise Financial	37,500	2,327,250
Bank of America	356,900	4,382,732
CIT Group*	56,100	2,382,006
Franklin Resources	37,600	4,854,912
JPMorgan Chase	155,900	7,113,717
MetLife	157,500	7,369,425
Travelers	40,300	2,550,184
Wells Fargo	248,600	7,236,746

		50,499,814

HEALTH CARE — 14.3%
Abbott Laboratories	101,600	5,287,264
Bristol-Myers Squibb	92,400	2,596,440
Covidien	88,500	4,928,565
Johnson & Johnson	116,400	7,649,808
Merck	64,800	2,329,560
Pfizer	360,500	7,556,080
Teva Pharmaceutical Industries ADR	102,500	4,687,325

		35,035,042

MATERIALS & PROCESSING — 4.1%
Dow Chemical	129,300	5,300,007
EI Du Pont de Nemours	83,900	4,764,681

		10,064,688

PRODUCER DURABLES — 11.3%
Boeing	69,000	5,504,820
Deere	30,500	2,973,750
General Dynamics	30,400	2,213,728
Honeywell International	81,600	4,996,368
ITT	75,700	4,374,703
Raytheon	48,700	2,364,385
Union Pacific	51,100	5,287,317

		27,715,071

TECHNOLOGY — 11.2%
Corning	125,100	2,619,594
Dell*	306,800	4,758,468
Intel	110,500	2,562,495
International Business Machines	30,700	5,236,806
Microsoft	183,900	4,785,078
Oracle	70,500	2,541,525
TE Connectivity	136,300	4,886,355

		27,390,321

UTILITIES — 8.9%
American Electric Power	128,600	4,691,328
AT&T	237,400	7,387,888
Dominion Resources	107,200	4,976,224
Sempra Energy	88,000	4,848,800

		21,904,240

Total Common Stock (Cost $188,424,710)		241,375,883

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG LARGECAP VALUE FUND
APRIL 30, 2011 (Unaudited)
SHORT-TERM INVESTMENT — 1.3%

	Shares	Value
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.050% (A) (Cost $3,163,228)	3,163,228	$3,163,228

Total Investments — 99.7% (Cost $191,587,938)		$244,539,111

Percentages are based upon Net Assets of $245,222,887.

*	Non-income producing security.

(A)	Rate reported is the 7-day effective yield as of April 30, 2011.

ADR — American Depositary Receipt

Cl — Class
As of April 30, 2011, all of the Fund’s investments are Level 1, in accordance with ASC-820.
For the semi-annual period ended April 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG SMIDCAP FUND
APRIL 30, 2011 (Unaudited)
Sector Weightings†:
SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.0%

	Shares	Value
CONSUMER DISCRETIONARY — 16.5%
BJ’s Wholesale Club*	191,300	$9,817,516
BorgWarner*	130,100	10,048,924
Brinker International	389,072	9,372,745
Kirkland’s*	140,549	2,120,884
Lear	191,676	9,802,310
PetSmart	107,100	4,516,407
Signet Jewelers*	201,445	8,813,219
Tupperware Brands	160,400	10,212,668
Universal Technical Institute	222,754	4,025,165
Visteon*	174,962	11,797,688

		80,527,526

CONSUMER STAPLES — 4.0%
Dr. Pepper Snapple Group	127,155	4,984,476
JM Smucker	130,151	9,770,436
Molson Coors Brewing, Cl B	98,800	4,816,500

		19,571,412

ENERGY — 8.2%
Cabot Oil & Gas	178,631	10,053,353
Chesapeake Midstream Partners LP (A)	173,538	4,829,562
Cloud Peak Energy*	235,531	4,903,755
Plains Exploration & Production*	278,100	10,578,924
Rowan*	115,000	4,795,500
Swift Energy*	120,809	4,734,505

		39,895,599

FINANCIAL SERVICES — 21.3%
Aspen Insurance Holdings	330,425	9,440,242
Axis Capital Holdings	267,926	9,473,864
BankUnited	319,190	8,966,047
East West Bancorp	458,294	9,683,752
Eaton Vance	143,294	4,839,038
First Financial Bancorp	268,349	4,422,392
First Niagara Financial Group	692,645	9,974,088
HCC Insurance Holdings	275,400	8,961,516
Hudson City Bancorp	433,300	4,129,349
Lazard, Cl A (A)	221,771	9,092,611
Nara Bancorp*	246,075	2,418,917
Safety Insurance Group	91,338	4,276,445
SVB Financial Group*	76,836	4,643,968
Transatlantic Holdings	96,166	4,740,022
Willis Group Holdings	115,079	4,755,064
Wintrust Financial	127,224	4,286,177

		104,103,492

HEALTH CARE — 8.3%
CareFusion*	406,340	11,934,206
DENTSPLY International	117,886	4,425,441
Hologic*	416,744	9,176,703
Laboratory Corp of America Holdings*	45,300	4,370,091
Natus Medical*	139,962	2,375,155
Orthofix International NV*	76,932	2,621,073
Universal Health Services, Cl B	98,390	5,389,804

		40,292,473

MATERIALS & PROCESSING — 11.5%
Airgas	71,700	4,979,565
Albemarle	80,596	5,686,048
Aptargroup	187,973	9,859,184
Cabot Microelectronics*	92,460	4,516,671
Eastman Chemical	48,149	5,163,980
Kraton Performance Polymers*	237,767	10,975,325
Packaging Corp of America	163,900	4,676,067
Temple-Inland	202,800	4,771,884
Timken	96,066	5,417,161

		56,045,885

PRODUCER DURABLES — 9.2%
AGCO*	85,377	4,916,008
Foster Wheeler*	122,976	4,374,256
Gardner Denver	63,130	5,455,063
Harsco	266,028	9,470,597
Navistar International*	133,032	9,248,384
TMS International, Cl A*	132,900	1,853,955
URS*	213,946	9,574,084

		44,892,347

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG SMIDCAP FUND
APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 2.8%
Digital Realty Trust	159,950	$9,651,383
Equity Lifestyle Properties	68,100	4,073,742

		13,725,125

TECHNOLOGY — 9.3%
CACI International, Cl A*	75,031	4,585,145
Global Payments	237,664	12,653,231
Motorola Mobility Holdings*	195,356	5,090,977
Veeco Instruments*	197,109	10,078,183
Western Digital*	325,200	12,942,960

		45,350,496

UTILITIES — 3.9%
DPL	155,700	4,716,153
DTE Energy	96,500	4,876,145
Wisconsin Energy	301,600	9,412,936

		19,005,234

Total Common Stock (Cost $362,263,187)		463,409,589

SHORT-TERM INVESTMENT — 5.3%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.050% (B) (Cost $25,966,669)	25,966,669	25,966,669

Total Investments — 100.3% (Cost $388,229,856)		$489,376,258

Percentages are based upon Net Assets of $488,088,620.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnership. At April 30, 2011, these securities amounted to $13,922,173 or 2.85% of net assets.

(B)	Rate reported is the 7-day effective yield as of April 30, 2011.

Cl — Class

LP — Limited Partnership
As of April 30, 2011, all of the Fund’s investments are Level 1, in accordance with ASC-820.
For the semi-annual period ended April 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG SMIDCAP PLUS FUND APRIL 30, 2011 (Unaudited)
Sector Weightings†:
SCHEDULE OF INVESTMENTS COMMON STOCK — 92.3%

	Shares	Value
CONSUMER DISCRETIONARY — 14.9%
BJ’s Wholesale Club*	1,400	$71,848
BorgWarner*	1,800	139,032
Brinker International	5,600	134,904
Lear	2,900	148,306
PetSmart	3,400	143,378
Signet Jewelers*	3,100	135,625
Tupperware Brands	2,400	152,808
Visteon*	2,600	175,318

		1,101,219

CONSUMER STAPLES — 5.9%
Dr. Pepper Snapple Group	3,700	145,040
JM Smucker	1,900	142,633
Molson Coors Brewing, Cl B	3,000	146,250

		433,923

ENERGY — 6.9%
Cabot Oil & Gas	2,600	146,328
Chesapeake Midstream Partners LP (A)	2,500	69,575
Plains Exploration & Production*	4,100	155,964
Rowan*	3,300	137,610

		509,477

FINANCIAL SERVICES — 17.9%
Aspen Insurance Holdings	2,500	71,425
Axis Capital Holdings	3,900	137,904
BankUnited	4,800	134,832
Commerce Bancshares	1,700	72,352
East West Bancorp	6,700	141,571
Eaton Vance	2,100	70,917
First Niagara Financial Group	10,400	149,760
HCC Insurance Holdings	4,300	139,922
Hudson City Bancorp	7,100	67,663
Invesco	2,700	67,149
Lazard, Cl A (A)	3,200	131,200
Transatlantic Holdings	1,400	69,006
Willis Group Holdings	1,700	70,244

		1,323,945

HEALTH CARE — 8.3%
CareFusion*	6,000	176,220
DENTSPLY International	1,900	71,326
Hologic*	6,400	140,928
Laboratory Corp of America Holdings*	1,500	144,705
Universal Health Services, Cl B	1,500	82,170

		615,349

MATERIALS & PROCESSING — 11.0%
Airgas	2,100	145,845
Albemarle	1,200	84,660
Aptargroup	2,700	141,615
Eastman Chemical	800	85,800
Packaging Corp of America	2,400	68,472
Republic Services	4,600	145,452
Temple-Inland	3,000	70,590
Timken	1,300	73,307

		815,741

PRODUCER DURABLES — 8.6%
AGCO*	1,300	74,854
Foster Wheeler*	1,800	64,026
Gardner Denver	900	77,769
Harsco	3,800	135,280
Navistar International*	2,100	145,992
URS*	3,000	134,250

		632,171

REAL ESTATE INVESTMENT TRUSTS — 6.0%
Camden Property Trust	1,200	75,300
Digital Realty Trust	2,400	144,816
Federal Realty Investment Trust	400	35,024
Liberty Property Trust	2,100	73,857
Mack-Cali Realty	2,100	74,172
Regency Centers	800	37,648

		440,817

TECHNOLOGY — 8.9%
Amphenol, Cl A	1,300	72,683
CA	2,900	71,311
Global Payments	3,400	181,016
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG SMIDCAP PLUS FUND APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
TECHNOLOGY — continued
Motorola Mobility Holdings*	2,900	$75,574
Veeco Instruments*	1,400	71,582
Western Digital*	4,700	187,060

		659,226

UTILITIES — 3.9%
DPL	2,300	69,667
DTE Energy	1,400	70,742
Wisconsin Energy	4,600	143,566

		283,975

Total Common Stock (Cost $6,620,104)		6,815,843

SHORT-TERM INVESTMENT — 4.7%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.050% (B) (Cost $347,229)	347,229	347,229

Total Investments — 97.0% (Cost $6,967,333)		$7,163,072

Percentages are based upon Net Assets of $7,383,847.
*	Non-income producing security.
(A)	Securities considered Master Limited Partnership. At April 30, 2011, these securities amounted to $200,775 or 2.72% of net assets.
(B)	Rate reported is the 7-day effective yield as of April 30, 2011.

Cl — Class

LP — Limited Partnership
As of April 30, 2011, all of the Fund’s investments are Level 1, in accordance with ASC-820.
For the semi-annual period ended April 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG SMALLCAP VALUE FUND APRIL 30, 2011 (Unaudited)
Sector Weightings†:
SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.9%

	Shares	Value
CONSUMER DISCRETIONARY — 8.7%
Brinker International	15,100	$363,759
Kirkland’s*	49,208	742,549
Papa John’s International*	12,200	366,732
Rent-A-Center, Cl A	12,000	365,400
Saks*	65,600	784,576
Wolverine World Wide	19,000	753,920

		3,376,936

CONSUMER STAPLES — 1.0%
Spartan Stores	25,500	398,055

ENERGY — 12.3%
Cloud Peak Energy*	37,600	782,832
Complete Production Services*	11,700	397,098
Gastar Exploration*	85,200	383,400
Georesources*	13,100	380,162
Matrix Service*	53,535	774,116
Petroleum Development*	19,200	764,544
Pioneer Drilling*	25,500	395,250
Swift Energy*	9,700	380,143
Warren Resources*	110,167	499,057

		4,756,602

FINANCIAL SERVICES — 21.6%
AMERISAFE*	33,800	754,754
Bancfirst	9,100	366,457
Calamos Asset Management, Cl A	46,600	758,182
Center Financial*	26,000	189,540
Chemical Financial	37,950	763,933
Columbia Banking System	39,700	748,742
Employers Holdings	18,300	368,928
First Citizens BancShares, Cl A	3,500	700,035
First Financial Bancorp	46,800	771,264
Infinity Property & Casualty	6,549	387,046
Knight Capital Group, Cl A*	58,900	808,108
Nara Bancorp*	20,100	197,583
Safety Insurance Group	8,400	393,288
SVB Financial Group*	7,000	423,080
Wintrust Financial	22,000	741,180

		8,372,120

HEALTH CARE — 5.0%
HealthSouth*	31,000	794,530
Natus Medical*	22,111	375,224
Orthofix International NV*	22,600	769,982

		1,939,736

MATERIALS & PROCESSING — 7.0%
AAON	11,576	380,272
Kaydon	19,700	762,390
Kraton Performance Polymers*	17,391	802,768
Sensient Technologies	20,200	765,378

		2,710,808

PRODUCER DURABLES — 16.3%
AO Smith	17,850	784,864
Esterline Technologies*	5,490	394,182
Genesee & Wyoming, Cl A*	6,300	390,474
Hurco*	12,500	405,875
Landstar System	16,400	777,360
Layne Christensen*	14,700	437,472
Moog, Cl A*	17,700	780,924
Saia*	47,300	785,180
TAL International Group	21,300	767,865
Teledyne Technologies*	7,700	388,773
TMS International, Cl A*	29,800	415,710

		6,328,679

REAL ESTATE INVESTMENT TRUSTS — 7.0%
Coresite Realty	25,380	400,750
DCT Industrial Trust	138,900	807,009
Equity Lifestyle Properties	12,800	765,696
Healthcare Realty Trust	15,900	363,156
Potlatch	9,500	367,555

		2,704,166

TECHNOLOGY — 9.9%
Benchmark Electronics*	42,933	725,568
Heartland Payment Systems	40,159	801,574
Mantech International, Cl A*	17,700	776,853
SYNNEX*	22,708	761,399
Veeco Instruments*	15,200	777,176

		3,842,570

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG SMALLCAP VALUE FUND APRIL 30, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
UTILITIES — 7.1%
Avista	16,400	$399,340
Cleco	21,700	761,670
NorthWestern Corp	24,100	784,455
Portland General Electric	31,700	791,232

		2,736,697

Total Common Stock (Cost $32,172,268)		37,166,369

SHORT-TERM INVESTMENT — 3.4%
SEI Daily Income Trust, Government
Money Market Fund,
Cl A, 0.050% (A) (Cost $1,340,961)	1,340,961	1,340,961

Total Investments — 99.3% (Cost $33,513,229)		$38,507,330

Percentages are based upon Net Assets of $38,765,664.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2011.
Cl — Class
As of April 30, 2011, all of the Fund’s investments are Level 1, in accordance with ASC-820.
For the semi-annual period ended April 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG INCOME OPPORTUNITY FUND
APRIL 30, 2011 (Unaudited)
Sector Weighting†:
SCHEDULE OF INVESTMENTS
COMMON STOCK — 52.1%

	Shares	Value
CONSUMER DISCRETIONARY — 4.5%
Gap	334,600	$7,776,104
Time Warner	132,400	5,012,664
Wal-Mart Stores	89,000	4,893,220

		17,681,988

CONSUMER STAPLES — 5.0%
General Mills	252,898	9,756,805
Philip Morris International	72,100	5,006,624
Sysco	166,000	4,799,060

		19,562,489

ENERGY — 11.7%
Boardwalk Pipeline Partners LP (A)	149,101	4,990,410
Chesapeake Midstream Partners LP (A)	173,500	4,828,505
Chevron	45,000	4,924,800
Energy Transfer Equity LP (A)	103,055	4,737,438
Enterprise Products Partners LP (A)	108,341	4,687,915
Exxon Mobil	111,000	9,768,000
Inergy LP (A)	120,997	4,939,098
Plains All American Pipeline LP (A)	56,000	3,597,440
Williams Partners LP (A)	71,140	3,969,612

		46,443,218

FINANCIAL SERVICES — 1.2%
Travelers	74,500	4,714,360

HEALTH CARE — 6.2%
Abbott Laboratories	186,600	9,710,664
Bristol-Myers Squibb	172,200	4,838,820
Johnson & Johnson	148,300	9,746,276

		24,295,760

MATERIALS & PROCESSING — 2.5%
EI Du Pont de Nemours	172,100	9,773,559

PRODUCER DURABLES — 5.0%
Automatic Data Processing	86,900	4,723,015
Boeing	64,000	5,105,920
Raytheon	197,800	9,603,190

		19,432,125

REAL ESTATE INVESTMENT TRUSTS — 3.6%
Digital Realty Trust	83,200	5,020,288
Mack-Cali Realty	132,500	4,679,900
Rayonier	68,000	4,512,480

		14,212,668

TECHNOLOGY — 1.3%
Microchip Technology	127,000	5,212,080

UTILITIES — 11.1%
American Electric Power	135,100	4,928,448
AT&T	155,000	4,823,600
Nextera Energy	86,500	4,893,305
PG&E	210,800	9,713,664
Southern	248,600	9,705,344
Vodafone Group ADR	165,200	4,810,624
Xcel Energy	200,900	4,887,897

		43,762,882

Total Common Stock (Cost $176,830,471)		205,091,129

PREFERRED STOCK — 18.4%
CONSUMER DISCRETIONARY — 3.7%
Comcast, Ser B, 7.000%	372,658	9,573,584
General Motors, Ser B, 4.750%	102,100	5,085,601

		14,659,185

FINANCIAL SERVICES — 9.4%
Bank of America, Ser D, 6.204%	399,077	9,210,697
Citigroup, 7.500%	61,850	8,042,974
Hartford Financial Services Group, Ser F, 7.250%	186,700	5,022,230
JPMorgan Chase Capital XXVIII, 7.200%	364,200	9,534,756
MetLife, 5.000%*	57,600	5,042,304

		36,852,961

REAL ESTATE INVESTMENT TRUSTS — 2.4%
Public Storage, Ser M, 6.625%	377,266	9,597,647

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG INCOME OPPORTUNITY FUND
APRIL 30, 2011 (Unaudited)
PREFERRED STOCK — continued

	Shares/
	Face Amount	Value
UTILITIES — 2.9%
Dominion Resources, Ser A, 8.375%	198,704	$5,714,727
Nextera Energy Capital, Ser E, 7.450%	178,871	4,749,025
PPL, 8.750%*	15,000	805,500

		11,269,252

Total Preferred Stock (Cost $69,894,509)		72,379,045

CORPORATE OBLIGATIONS — 8.5%
CONSUMER STAPLES — 0.3%
Philip Morris International 6.875%, 03/17/14	$1,100,000	1,267,903

ENERGY — 1.4%
Anadarko Petroleum 5.950%, 09/15/16	2,750,000	3,071,720
BHP Billiton Finance USA 5.500%, 04/01/14	1,250,000	1,392,399
Marathon Oil 5.900%, 03/15/18	1,000,000	1,135,409

		5,599,528

FINANCIAL SERVICES — 2.2%
Bank of America MTN 5.650%, 05/01/18	1,550,000	1,650,826
Barclays Bank, Ser 1 5.000%, 09/22/16	2,475,000	2,664,830
Citigroup 6.375%, 08/12/14	2,250,000	2,513,851
JPMorgan Chase 6.300%, 04/23/19	1,500,000	1,695,124

		8,524,631

PRODUCER DURABLES — 1.2%
Boeing 6.000%, 03/15/19	2,000,000	2,320,742
CSX 6.250%, 04/01/15	2,000,000	2,286,406

		4,607,148

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Vornado Realty 4.250%, 04/01/15	2,750,000	2,846,366

TECHNOLOGY — 1.5%
Arrow Electronics 6.000%, 04/01/20	2,500,000	2,672,262
Koninklijke Philips Electronics 4.625%, 03/11/13	1,200,000	1,271,130
Oracle 4.950%, 04/15/13	1,700,000	1,833,790

		5,777,182

UTILITIES — 1.2%
AT&T 6.700%, 11/15/13	1,100,000	1,240,833
Sempra Energy 2.000%, 03/15/14	3,500,000	3,504,333

		4,745,166

Total Corporate Obligations (Cost $31,074,707)		33,367,924

U.S. TREASURY OBLIGATIONS — 7.5%
U.S. Treasury Bond 3.375%, 11/15/19	2,750,000	2,817,675

U.S. Treasury Inflationary Protection Securities
2.500%, 07/15/16	1,917,738	2,217,833
2.125%, 01/15/19	6,082,602	6,910,695
1.375%, 07/15/18	11,070,252	11,939,890
1.250%, 04/15/14	1,568,580	1,694,680

		22,763,098

U.S. Treasury Notes
3.375%, 11/30/12	1,500,000	1,570,371
3.250%, 05/31/16	2,250,000	2,386,406

		3,956,777

Total U.S. Treasury Obligations (Cost $27,973,756)		29,537,550

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
FHLMC
5.500%, 07/18/16	2,250,000	2,605,648
3.750%, 03/27/19	3,000,000	3,135,273
2.125%, 03/23/12	2,700,000	2,743,403
FNMA
5.375%, 06/12/17	2,750,000	3,174,740
4.375%, 09/15/12	4,050,000	4,266,315
3.375%, 05/19/11	2,000,000	2,003,150

Total U.S. Government Agency Obligations (Cost $17,297,601)		17,928,529

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG INCOME OPPORTUNITY FUND
APRIL 30, 2011 (Unaudited)
SHORT-TERM INVESTMENT — 9.9%

	Shares	Value
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.050% (B) (Cost $38,710,549)	38,710,549	$38,710,549

Total Investments — 101.0% (Cost $361,781,593)		$397,014,726

Percentages are based upon Net Assets of $393,193,186.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnership. At April 30, 2011, these securities amounted to $31,750,418 or 8.1% of Net Assets.

(B)	Rate reported is the 7-day effective yield as of April 30, 2011.
ADR — American Depositary Receipt
Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LP — Limited Partnership
MTN — Medium Term Note
Ser — Series
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value.

Investments in
Securities	Level 1	Level 2	Level 3	Total
Common Stock	$205,091,129	$—	$—	$205,091,129
Preferred Stock	72,379,045	—	—	72,379,045
Corporate Obligations	—	33,367,924	—	33,367,924
U.S. Treasury Obligations	—	29,537,550	—	29,537,550
U.S. Government Agency Obligations	—	17,928,529	—	17,928,529
Short-Term Investment	38,710,549	—	—	38,710,549

Total Investments in Securities	$316,180,723	$80,834,003	$—	$397,014,726

For the semi-annual period ended April 30, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG BALANCED FUND
APRIL 30, 2011 (Unaudited)
Sector Weightings†:
SCHEDULE OF INVESTMENTS
COMMON STOCK — 58.8%

	Shares	Value
CONSUMER DISCRETIONARY — 6.6%
CBS, Cl B	2,700	$68,094
Comcast, Cl A	5,300	139,072
Gap	6,100	141,764
General Motors Company*	3,700	118,733
Wal-Mart Stores	2,200	120,956
Walt Disney	3,000	129,300

		717,919

CONSUMER STAPLES — 2.9%
CVS/Caremark	3,800	137,712
Philip Morris International	1,800	124,992
Sysco	1,800	52,038

		314,742

ENERGY — 7.5%
Anadarko Petroleum	1,700	134,198
Apache	1,100	146,707
Chevron	1,200	131,328
EQT	2,600	136,786
Exxon Mobil	1,500	132,000
Occidental Petroleum	1,200	137,148

		818,167

FINANCIAL SERVICES — 12.6%
ACE	2,000	134,500
AFLAC	2,300	129,237
Allstate	1,900	64,296
Ameriprise Financial	1,000	62,060
Bank of America	9,300	114,204
CIT Group*	1,500	63,690
Franklin Resources	1,200	154,944
JPMorgan Chase	4,500	205,335
MetLife	4,100	191,839
Travelers	1,100	69,608
Wells Fargo	6,500	189,215

		1,378,928

HEALTH CARE — 8.3%
Abbott Laboratories	2,700	140,508
Bristol-Myers Squibb	2,400	67,440
Covidien	2,300	128,087
Johnson & Johnson	3,000	197,160
Merck	1,500	53,925
Pfizer	9,500	199,120
Teva Pharmaceutical Industries ADR	2,700	123,471

		909,711

MATERIALS & PROCESSING — 2.4%
Dow Chemical	3,300	135,267
EI Du Pont de Nemours	2,200	124,938

		260,205

PRODUCER DURABLES — 6.7%
Boeing	1,800	143,604
Deere	800	78,000
General Dynamics	700	50,974
Honeywell International	2,100	128,583
ITT	2,000	115,580
Raytheon	1,200	58,260
Union Pacific	1,500	155,205

		730,206

TECHNOLOGY — 6.6%
Corning	3,400	71,196
Dell*	7,700	119,427
Intel	3,100	71,889
International Business Machines	800	136,464
Microsoft	4,800	124,896
Oracle	1,800	64,890
TE Connectivity	3,600	129,060

		717,822

UTILITIES — 5.2%
American Electric Power	3,400	124,032
AT&T	6,200	192,944
Dominion Resources	2,800	129,976
Sempra Energy	2,300	126,730

		573,682

Total Common Stock (Cost $4,924,023)		6,421,382

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG BALANCED FUND
APRIL 30, 2011 (Unaudited)
CORPORATE OBLIGATIONS — 12.7%

	Face Amount/
	Shares	Value
ENERGY — 3.8%
Apache
5.250%, 04/15/13	$75,000	$81,002
BHP Billiton Finance USA
5.500%, 04/01/14	75,000	83,544
General Electric
5.000%, 02/01/13	75,000	80,068
Marathon Oil
5.900%, 03/15/18	75,000	85,156
XTO Energy
6.500%, 12/15/18	75,000	91,557

		421,327

FINANCIAL SERVICES — 3.5%
Ace INA Holdings
5.600%, 05/15/15	100,000	110,953
Barclays Bank, Ser 1
5.000%, 09/22/16	50,000	53,835
Berkshire Hathaway
5.125%, 09/15/12	75,000	79,400
Citigroup MTN
5.500%, 10/15/14	75,000	81,778
JPMorgan Chase
6.300%, 04/23/19	50,000	56,504

		382,470

PRODUCER DURABLES — 0.8%
Burlington Northern Santa Fe
5.650%, 05/01/17	75,000	84,631

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Vornado Realty
4.250%, 04/01/15	50,000	51,752

TECHNOLOGY — 2.4%
Koninklijke Philips Electronics
4.625%, 03/11/13	75,000	79,446
Oracle
4.950%, 04/15/13	100,000	107,870
Vodafone Group
4.150%, 06/10/14	75,000	80,395

		267,711

UTILITIES — 1.7%
AT&T
6.700%, 11/15/13	50,000	56,401
Sempra Energy
2.000%, 03/15/14	75,000	75,093
Southern
4.150%, 05/15/14	50,000	53,443

		184,937

Total Corporate Obligations (Cost $1,297,869)		1,392,828

U.S. TREASURY OBLIGATIONS — 11.4%

U.S. Treasury Bond
3.375%, 11/15/19	100,000	102,461

U.S. Treasury Inflationary Protection Securities
2.500%, 07/15/16	82,189	95,050
2.125%, 01/15/19	77,309	87,848
1.375%, 07/15/18	204,970	220,897
1.250%, 04/15/14	52,286	56,489

		460,284

U.S. Treasury Notes
5.125%, 05/15/16	105,000	120,980
4.000%, 02/15/15	110,000	120,579
3.625%, 08/15/19	100,000	104,773
3.375%, 11/30/12	125,000	130,864
0.750%, 08/15/13	100,000	100,063
0.625%, 07/31/12	100,000	100,395

		677,654

Total U.S. Treasury Obligations (Cost $1,158,615)		1,240,399

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.0%
FHLMC
5.250%, 04/18/16	100,000	114,532
5.125%, 07/15/12	100,000	105,792
3.750%, 03/27/19	150,000	156,764
2.125%, 03/23/12	100,000	101,607
FNMA
5.375%, 06/12/17	200,000	218,207
5.000%, 04/15/15	60,000	67,711
4.375%, 09/15/12	275,000	291,677
3.375%, 05/19/11	150,000	150,236

Total U.S. Government Agency Obligations (Cost $1,163,308)		1,206,526

SHORT-TERM INVESTMENT — 5.6%
SEI Daily Income Trust, Government Money Market Fund,
Cl A, 0.050% (A) (Cost $612,999)	612,999	612,999

Total Investments — 99.5% (Cost $9,156,814)		$10,874,134

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG BALANCED FUND
APRIL 30, 2011 (Unaudited)

Percentages are based upon Net Assets of $10,928,677.

*	Non-income producing security.
(A) Rate reported is the 7-day effective yield as of April 30, 2011.
ADR — American Depositary Receipt
Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
MTN — Medium Term Note
Ser — Series
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,421,382	$—	$—	$6,421,382
Corporate Obligations	—	1,392,828	—	1,392,828
U.S. Treasury Obligations	—	1,240,399	—	1,240,399
U.S. Government Agency Obligations	—	1,206,526	—	1,206,526
Short-Term Investment	612,999	—	—	612,999

Total Investments in Securities	$7,034,381	$3,839,753	$—	$10,874,134

For the semi-annual period ended April 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
APRIL 30, 2011 (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES

					WHG
	WHG	WHG	WHG	WHG	Income	WHG
	LargeCap	SMidCap	SMidCap	SmallCap	Opportunity	Balanced
	Value Fund	Fund	Plus Fund	Value Fund	Fund	Fund
Assets:
Investments, at Value (Cost $191,587,938, $388,229,856, $6,967,333, $33,513,229, $361,781,593, and $9,156,814, respectively)	$244,539,111	$489,376,258	$7,163,072	$38,507,330	$397,014,726	$10,874,134
Cash	38,975	—	—	—	—	1,125
Receivable for Capital Shares Sold	714,460	717,812	150,000	32,911	846,703	26,949
Dividends and Interest Receivable	247,562	128,407	2,118	5,128	1,096,722	41,593
Reclaims Receivable	7,736	—	—	—	—	—
Deferred Offering Costs	—	—	16,566	—	—	—
Receivable due from Investment Adviser	—	—	9,924	—	—	4,729
Receivable for Investment Securities Sold	—	—	76,422	716,317	—	—
Prepaid Expenses	18,818	13,526	—	14,048	20,401	6,114

Total Assets	245,566,662	490,236,003	7,418,102	39,275,734	398,978,552	10,954,644

Liabilities:
Payable for Investment Securities Purchased	—	1,467,960	23,186	451,962	5,480,516	—
Payable due to Investment Adviser	166,885	291,253	4,270	29,391	242,835	6,595
Payable for Capital Shares Redeemed	126,599	283,060	—	120	7,679	—
Payable due to Administrator	12,183	24,130	354	1,952	19,306	546
Payable due to Trustees	3,026	5,186	61	443	3,111	136
Chief Compliance Officer Fees Payable	1,900	3,415	37	284	2,036	87
Payable for Distribution Fees — Class A	1,056	—	—	—	3,171	—
Other Accrued Expenses	32,126	72,379	6,347	25,918	26,712	18,603

Total Liabilities	343,775	2,147,383	34,255	510,070	5,785,366	25,967

Net Assets	$245,222,887	$488,088,620	$7,383,847	$38,765,664	$393,193,186	$10,928,677

NET ASSETS CONSIST OF:
Paid-in Capital	$197,435,702	$357,298,287	$7,189,024	$32,629,707	$364,844,877	$10,540,324
Undistributed (Distributions in excess of)
Net Investment Income	831,959	269,416	(3,003)	(22,372)	765,054	12,957
Accumulated Net Realized Gain (Loss) on Investments	(5,995,947)	29,374,515	2,087	1,164,228	(7,649,878)	(1,341,924)
Net Unrealized Appreciation on Investments	52,951,173	101,146,402	195,739	4,994,101	35,233,133	1,717,320

Net Assets	$245,222,887	$488,088,620	$7,383,847	$38,765,664	$393,193,186	$10,928,677

Institutional Shares
Net Assets	$239,670,800	$488,088,620	$7,383,847	$38,765,664	$375,774,807	$10,928,677
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	21,437,277	29,029,215	717,844	3,726,211	32,147,764	1,010,505

Net Asset Value, Offering and Redemption
Price Per Share	$11.18	$16.81	$10.29	$10.40	$11.69	$10.82

Class A Shares
Net Assets	$5,552,087	N/A	N/A	N/A	$17,418,379	N/A
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	496,863	N/A	N/A	N/A	1,490,739	N/A

Net Asset Value and Redemption Price Per Share	$11.17	N/A	N/A	N/A	$11.68	N/A

Maximum Offering Price Per Share	$11.76	N/A	N/A	N/A	$12.29	N/A
	($11.17 ÷ 95.00%)	N/A	N/A	N/A	($11.68 ÷ 95.00%)	N/A

Amounts designated as “—” are either $0 or have been rounded to $0.

N/A — Not Applicable
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2011 (Unaudited)
STATEMENTS OF OPERATIONS

	WHG	WHG	WHG	WHG	WHG Income	WHG
	LargeCap	SMidCap	SMidCap	SmallCap	Opportunity	Balanced
	Value Fund	Fund	Plus Fund(1)	Value Fund	Fund	Fund

Investment Income
Dividends	$2,582,827	$2,655,686	$2,840	$197,040	$3,918,208	$69,387
Interest	—	—	—	—	1,333,994	65,361
Less: Foreign Taxes Withheld	—	—	—	—	—	(21)

Total Investment Income	2,582,827	2,655,686	2,840	197,040	5,252,202	134,727

Expenses
Investment Advisory Fees	856,957	1,569,772	4,382	149,198	1,057,089	38,584
Administration Fees	76,478	139,590	365	11,722	93,371	3,443
Distribution Fees — Class A	6,549	N/A	N/A	N/A	14,639	N/A
Trustees’ Fees	5,526	9,615	61	819	5,718	248
Chief Compliance Officer Fees	2,684	4,795	37	405	2,841	123
Transfer Agent Fees	35,004	32,452	1,737	10,172	31,021	8,680
Registration and Filing Fees	20,836	21,597	244	8,011	21,418	9,479
Professional Fees	20,158	28,043	3,098	11,383	20,678	10,306
Printing Fees	7,982	14,314	97	1,232	8,468	395
Custodian Fees	5,266	8,673	203	1,299	4,912	1,170
Offering Costs	—	—	5,605	—	—	—
Shareholder Servicing Fees	—	125,579	584	24,411	—	—
Other Expenses	9,609	13,716	386	1,964	9,109	6,657

Total Expenses	1,047,049	1,968,146	16,799	220,616	1,269,264	79,085

Less:
Waiver of Investment Advisory Fees	—	—	(4,382)	(1,191)	—	(32,779)
Reimbursement from Investment Advisor	—	—	(6,573)	—	—	—
Advisory Waiver Recapture	102,444	—	—	—	14,061	—
Fees Paid Indirectly	(316)	(69)	(1)	(13)	(179)	(5)

Net Expenses	1,149,177	1,968,077	5,843	219,412	1,283,146	46,301

Net Investment Income (Loss)	1,433,650	687,609	(3,003)	(22,372)	3,969,056	88,426

Net Realized Gain on Investments	10,500,721	31,805,863	2,087	4,698,240	2,158,342	321,174
Net Change in Unrealized Appreciation on Investments	22,740,279	50,562,385	195,739	1,992,362	14,356,830	518,617

Net Realized and Unrealized Gain on Investments	33,241,000	82,368,248	197,826	6,690,602	16,515,172	839,791

Net Increase in Net Assets Resulting from Operations	$34,674,650	$83,055,857	$194,823	$6,668,230	$20,484,228	$928,217

(1) Commenced operations on March 28, 2011

Amounts designated as “—” are either $0 or have been rounded to $0.

N/A — Not Applicable
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	WHG LargeCap Value Fund		WHG SMidCap Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	April 30, 2011	October 31,	April 30, 2011	October 31,
	(Unaudited)	2010	(Unaudited)	2010
Operations:
Net Investment Income (Loss)	$1,433,650	$2,067,075	$687,609	$1,159,355
Net Realized Gain on Investments	10,500,721	3,729,189	31,805,863	17,529,275
Net Change in Unrealized Appreciation on Investments	22,740,279	17,014,236	50,562,385	32,733,609

Net Increase in Net Assets Resulting from Operations	34,674,650	22,810,500	83,055,857	51,422,239

Dividends and Distributions:
Net Investment Income:
Institutional	(2,046,596)	(1,624,098)	(1,377,325)	(745,696)
Class A	(31,954)	(71,322)	—	—
Return of Capital, Institutional Class	—	—	—	—
Net Realized Gains:
Institutional	—	—	(3,500,875)	—

Total Dividends and Distributions	(2,078,550)	(1,695,420)	(4,878,200)	(745,696)

Capital Share Transactions:
Institutional:
Issued	16,653,368	56,981,829	91,608,676	187,499,973
Fund Merger (See Note 10)	—	51,998,192	—	—
Reinvestment of Dividends	1,564,377	1,160,446	4,109,608	672,356
Redeemed	(24,798,306)	(42,135,347)	(29,558,720)	(63,797,805)

Increase (Decrease) in Institutional Capital Share Transactions	(6,580,561)	68,005,120	66,159,564	124,374,524

Class A:
Issued	653,859	3,626,005	N/A	N/A
Reinvestment of Dividends	31,954	71,322	N/A	N/A
Redeemed	(1,214,559)	(4,265,839)	N/A	N/A

Increase (Decrease) in Class A Capital Share Transactions	(528,746)	(568,512)	N/A	N/A

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(7,109,307)	67,436,608	66,159,564	124,374,524

Total Increase in Net Assets	25,486,793	88,551,688	144,337,221	175,051,067

Net Assets:
Beginning of Period	219,736,094	131,184,406	343,751,399	168,700,332

End of Period	$245,222,887	$219,736,094	$488,088,620	$343,751,399

Undistributed (Distributions in Excess of) Net Investment Income (Loss)	$831,959	$1,476,859	$269,416	$959,132

Shares Issued and Redeemed:
Institutional:
Issued	1,582,647	6,226,269	5,924,410	14,808,538
Fund Merger (See Note 10)	—	5,727,747	—	—
Reinvestment of Dividends	153,070	124,779	272,827	54,886
Redeemed	(2,400,053)	(4,550,147)	(1,896,286)	(5,095,146)

Total Institutional Transactions	(664,336)	7,528,648	4,300,951	9,768,278

Class A:
Issued	61,334	395,087	N/A	N/A
Reinvestment of Dividends	3,124	7,677	N/A	N/A
Redeemed	(117,555)	(461,001)	N/A	N/A

Total Class A Transactions	(53,097)	(58,237)	N/A	N/A

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(717,433)	7,470,411	4,300,951	9,768,278

(1) Commenced operations on March 28, 2011

Amounts designated as “—” are either $0 or have been rounded to $0.

N/A — Not Applicable
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS

WHG SMidCap
Plus Fund	WHG SmallCap Value Fund		WHG Income Opportunity Fund		WHG Balanced Fund
Period	Six Months	Year	Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended
April 30, 2011	April 30, 2011	October 31,	April 30, 2011	October 31,	April 30, 2011	October 31,
(Unaudited)(1)	(Unaudited)	2010	(Unaudited)	2010	(Unaudited)	2010
$(3,003)	$(22,372)	$(77,723)	$3,969,056	$5,012,277	$88,426	$158,976
2,087	4,698,240	2,948,332	2,158,342	5,897,057	321,174	245,313
195,739	1,992,362	1,793,526	14,356,830	15,561,753	518,617	557,242

194,823	6,668,230	4,664,135	20,484,228	26,471,087	928,217	961,531

—	—	—	(2,963,135)	(5,518,584)	(85,119)	(160,576)
—	—	—	(118,437)	(53,940)	—	—
—	—	(5,154)	—	—	—	—

—	—	—	—	—	—	—

—	—	(5,154)	(3,081,572)	(5,572,524)	(85,119)	(160,576)

7,194,667	6,684,635	9,934,856	171,169,614	83,277,741	590,870	643,731
—	—	—	—	—	—	—
—	—	5,048	2,820,890	4,880,431	81,253	153,274
(5,643)	(5,077,022)	(4,470,419)	(17,021,453)	(31,553,109)	(504,806)	(930,586)

7,189,024	1,607,613	5,469,485	156,969,051	56,605,063	167,317	(133,581)

N/A	N/A	N/A	10,121,049	6,046,899	N/A	N/A
N/A	N/A	N/A	118,000	53,763	N/A	N/A
N/A	N/A	N/A	(415,701)	(4,249)	N/A	N/A

N/A	N/A	N/A	9,823,348	6,096,413	N/A	N/A

7,189,024	1,607,613	5,469,485	166,792,399	62,701,476	167,317	(133,581)

7,383,847	8,275,843	10,128,466	184,195,055	83,600,039	1,010,415	667,374

—	30,489,821	20,361,355	208,998,131	125,398,092	9,918,262	9,250,888

$7,383,847	$38,765,664	$30,489,821	$393,193,186	$208,998,131	$10,928,677	$9,918,262

$(3,003)	$(22,372)	$—	$765,054	$(122,430)	$12,957	$9,650

718,408	687,486	1,260,305	15,164,667	7,996,625	56,786	66,706
—	—	—	—	—	—	—
—	—	641	250,095	473,177	7,804	15,978
(564)	(523,360)	(561,639)	(1,517,306)	(3,057,247)	(48,815)	(97,026)

717,844	164,126	699,307	13,897,456	5,412,555	15,775	(14,342)

N/A	N/A	N/A	897,922	558,800	N/A	N/A
N/A	N/A	N/A	10,458	5,048	N/A	N/A
N/A	N/A	N/A	(36,872)	(393)	N/A	N/A

N/A	N/A	N/A	871,508	563,455	N/A	N/A

717,844	164,126	699,307	14,768,964	5,976,010	15,775	(14,342)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND WHG FUNDS
FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout each Year or Period
For the Six Months Ended April 30, 2011 (Unaudited) and the Years or Period Ended
October 31,

															Ratio of
			Net												Expenses To		Ratio Of
			Realized												Average		Net
			And												Net Assets		Investment
	Net Asset	Net	Unrealized	Total	Dividends	Distributions							Ratio Of		(Excluding		Income
	Value	Investment	Gains	From	From Net	From Net	Return	Total	Net Asset			Net Assets,	Expenses To		Waivers &		(Loss) To		Portfolio
	Beginning	Income	(Losses) On	Investment	Investment	Realized	Of	Dividends &	Value, end	Total		End Of	Average		Recovered		Average		Turnover
	Of Period	(Loss)^^	Investments	Operations	Income	Gains	Capital	Distributions	Of Period	Return †		Period (000)	Net Assets		Fees)		Net Assets		Rate

WHG LargeCap Value Fund
Institutional (commenced operations on June 28, 2006)
2011	$9.70	$0.07	$1.51	$1.58	$(0.10)	$—	$—	$(0.10)	$11.18	16.33%		$239,671	1.00	%^*	0.91	%*	1.26	%*	21	%**
2010	8.64	0.10	1.04	1.14	(0.08)	—	—	(0.08)	9.70	13.24	‡	214,416	1.00	^	0.97		1.04		57
2009	8.74	0.11	(0.12)	(0.01)	(0.09)	—	—	(0.09)	8.64	(0.04	)‡	125,933	1.00		1.14		1.43		89
2008	12.98	0.15	(4.08)	(3.93)	(0.09)	(0.22)	—	(0.31)	8.74	(30.94	)‡	53,506	1.00		1.41		1.42		70
2007	10.72	0.12	2.18	2.30	(0.04)	—	—	(0.04)	12.98	21.54	‡	23,841	1.00		1.82		1.04		50
2006	10.00	0.04	0.68	0.72	—	—	—	—	10.72	7.20	‡	8,780	1.00	*	3.39	*	1.04	*	13	**
Class A (commenced operations on December 31, 2007)
2011	$9.67	$0.05	$1.51	$1.56	$(0.06)	$—	$—	$(0.06)	$11.17	16.19%		$5,552	1.25	%^*	1.16	%*	1.02	%*	21	%**
2010	8.63	0.07	1.05	1.12	(0.08)	—	—	(0.08)	9.67	12.99	‡	5,320	1.25	^	1.22		0.73		57
2009	8.73	0.08	(0.11)	(0.03)	(0.07)	—	—	(0.07)	8.63	(0.25	)‡	5,251	1.25		1.35		0.95		89
2008	12.10	0.10	(3.47)	(3.37)	—	—	—	—	8.73	(27.85	)‡	673	1.25	*	1.65	*	1.14	*	70	(1)

WHG SMidCap Fund
Institutional (commenced operations on December 19, 2005)
2011	$13.90	$0.03	$3.07	$3.10	$(0.05)	$(0.14)	$—	$(0.19)	$16.81	22.45%		$488,089	0.94	%*	0.94	%*	0.33	%*	35	%**
2010	11.28	0.06	2.61	2.67	(0.05)	—	—	(0.05)	13.90	23.72		343,751	0.99		0.99		0.47		48
2009	9.41	0.08	1.85	1.93	(0.06)	—	—	(0.06)	11.28	20.65		168,700	1.24	^	1.24		0.81		54
2008	13.84	0.11	(4.03)	(3.92)	(0.17)	(0.34)	—	(0.51)	9.41	(29.25)		77,475	1.25	^	1.25		0.87		81
2007	11.47	0.26	2.28	2.54	(0.09)	(0.08)	—	(0.17)	13.84	22.43	‡	66,915	1.25		1.37		1.96		63
2006	10.00	0.06	1.41	1.47	—	—	—	—	11.47	14.70	‡	10,562	1.25	*	3.20	*	0.66	*	42	**

WHG SMidCap Plus Fund
Institutional (commenced operations on March 28, 2011)
2011	$10.00	$(0.01)	$0.30	$0.29	$—	$—	$—	$—	$10.29	2.90	%‡	$7,384	1.00	%*	2.87	%*	(0.51)	%*	8	%**

WHG SmallCap Value Fund
Institutional (commenced operations on April 2, 2007)
2011	$8.56	$(0.01)	$1.85	$1.84	$—	$—	$—	$—	$10.40	21.50	%‡	$38,766	1.25	%*	1.26	%*	(0.13)	%*	66	%**
2010	7.11	(0.02)	1.47	1.45	—	—	— (2)	—	8.56	20.42	‡	30,490	1.25		1.35		(0.28)		67
2009	7.00	0.01	0.13	0.14	(0.03)	—	— (2)	(0.03)	7.11	1.99	‡	20,361	1.25		1.63		0.08		82
2008	10.33	0.07	(3.35)	(3.28)	(0.05)	—	—	(0.05)	7.00	(31.86	)‡	17,286	1.25		1.88		0.79		93
2007	10.00	0.04	0.29	0.33	—	—	—	—	10.33	3.30	‡	11,787	1.25	*	2.94	*	0.72	*	25	**

WHG Income Opportunity Fund
Institutional (commenced operations on December 19, 2005)
2011	$11.08	$0.16	$0.56	$0.72	$(0.11)	$—	$—	$(0.11)	$11.69	6.58%		$375,775	0.90	%*^	0.89	%*	2.82	%*	6	%**
2010	9.73	0.32	1.39	1.71	(0.36)	—	—	(0.36)	11.08	17.89	‡	202,142	0.90		0.96		3.18		34
2009	9.32	0.30	0.38	0.68	(0.27)	—	—	(0.27)	9.73	7.50	‡	124,856	1.00		1.11		3.22		91
2008	10.61	0.36	(1.13)	(0.77)	(0.32)	(0.20)	—	(0.52)	9.32	(7.50	)‡	113,764	1.00		1.24		3.57		99
2007	10.45	0.59	0.14 (3)	0.73	(0.57)	— (2)	—	(0.57)	10.61	7.00	‡	124,430	1.00		1.41		5.45		62
2006	10.00	0.43	0.39	0.82	(0.37)	—	—	(0.37)	10.45	8.42	‡	72,773	1.00	*	1.73	*	4.89	*	45	**
Class A (commenced operations on December 31, 2007)
2011	$11.07	$0.14	$0.57	$0.71	$(0.10)	$—	$—	$(0.10)	$11.68	6.48%		$17,418	1.15	%*^	1.14	%*	2.63	%*	6	%**
2010	9.73	0.27	1.41	1.68	(0.34)	—	—	(0.34)	11.07	17.55	‡	6,856	1.15		1.20		2.59		34
2009	9.32	0.27	0.39	0.66	(0.25)	—	—	(0.25)	9.73	7.23	‡	543	1.25		1.38		2.88		91
2008	9.99	0.25	(0.71)	(0.46)	(0.21)	—	—	(0.21)	9.32	(4.69	)‡	482	1.25	*	1.47	*	3.04	*	99	(1)

WHG Balanced Fund
Institutional (commenced operations on September 8, 2006)
2011	$9.97	$0.09	$0.85	$0.94	$(0.09)	$—	$—	$(0.09)	$10.82	9.42	%‡	$10,929	0.90	%*	1.54	%*	1.72	%*	15	%**
2010	9.17	0.16	0.80	0.96	(0.16)	—	—	(0.16)	9.97	10.57	‡	9,918	0.90		1.82		1.66		39
2009	9.01	0.17	0.17	0.34	(0.18)	—	—	(0.18)	9.17	3.93	‡	9,251	1.00		1.94		1.98		90
2008	11.61	0.23	(2.44)	(2.21)	(0.23)	(0.16)	—	(0.39)	9.01	(19.61	)‡	8,672	1.00		1.97		2.18		57
2007	10.36	0.24	1.24	1.48	(0.23)	—	—	(0.23)	11.61	14.40	‡	9,700	1.00		2.42		2.23		31
2006	10.00	0.03	0.33	0.36	—	—	—	—	10.36	3.60	‡	4,667	1.00	*	7.52	*	2.30	*	2	**

Amounts designated as “—“ are $0.

^	Ratio includes previously waived investment advisory fees recaptured. The impact of the recovered fees may cause a higher net expense ratio.

^^	Calculation performed using average shares for the period.

†	Return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Total return would have been lower had certain expenses not been waived or assumed by the Adviser during the period.

*	Annualized.

**	Not annualized.

(1)	Portfolio turnover rate is for the Fund for the year ended October 31, 2008.

(2)	Amount less than $0.01 per share.

(3)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 39 funds. The financial statements herein are those of the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SMidCap Plus Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, and WHG Balanced Fund (the “Funds”). The WHG SMidCap Fund and WHG Income Opportunity Fund commenced operations on December 19, 2005. WHG LargeCap Value Fund commenced operations on June 28, 2006. The WHG Balanced Fund commenced operations on September 8, 2006. The WHG SmallCap Value Fund commenced operations on April 2, 2007. The WHG SMidCap Plus Fund commenced operations on March 28, 2011. Each of the WHG Funds is classified as a “diversified” investment company under the 1940 Act. The WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SMidCap Plus Fund and WHG SmallCap Value Fund seek long-term capital appreciation. The WHG Income Opportunity Fund and WHG Balanced Fund seek long-term capital appreciation and provide current income by investing in a portfolio of stocks and fixed-income securities. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.
Effective January 7, 2011, the WHG SMidCap Fund is closed to new investors. Existing shareholders of the WHG SMidCap Fund may continue to make additional investments and reinvest dividends and capital gains distributions in the Fund.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Funds.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2011, there were no fair valued securities.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or abilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 — other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.)
Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the six months ended April 30, 2011, there have been no significant changes to the Funds’ fair valuation methodology.
Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.
Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
Classes — Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.
Expenses — Expenses that are directly related to the Fund are charged to the Funds. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.
Dividends and Distributions to Shareholders — The WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SMidCap Plus Fund and WHG SmallCap Value Fund distribute substantially all of their net investment income, if any, at least annually. The WHG Income Opportunity Fund and WHG Balanced Fund distribute substantially all of their net investment income, if any, quarterly. For each Fund, any net realized capital gains are distributed at least annually. All dividends and distributions are recorded on ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
Organization and Offering Costs — Organization costs of the WHG SMidCap Plus Fund, which commenced operations on March 28, 2011, have been expensed as incurred. Offering costs, including costs of printing, initial prospectuses and registration fees, are being amortized over a twelve month period from inception. As of April 30, 2011, $16,566 remained to be amortized.
3. Transactions with Affiliates:
Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.
4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:
The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.12% of the first $100 million, 0.08% of the next $200 million, 0.06% of the next $550 million and 0.04% of any amount above $850 million of the Funds’ average daily net assets, subject to a minimum fee of $100,000 for each fund plus $15,000 per each additional class.
The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.
Effective December 31, 2007, the WHG Large Cap Value and the WHG Income Opportunity Funds have adopted a Distribution Plan (the “Plan”) relating to each Fund’s Class A Shares pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payment at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A Shares.
The WHG SMidCap Fund, WHG SMidCap Plus Fund and the WHG SmallCap Value Fund have each adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on average daily net assets. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders. For the six months ended April 30, 2011, the WHG SMidCap Fund, WHG SMidCap Plus Fund and the WHG SmallCap Value Fund incurred $125,579, $584 and $24,411, or 0.06%, 0.10% and 0.14% of average daily net assets, of shareholder servicing fees, respectively.
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.
The Funds earned cash management credits which are used to offset transfer agent expenses. During the period ended April 30, 2011, the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SMidCap Plus Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, and WHG Balanced Fund earned credits of $316, $69, $1, $13, $179, and $5 respectively.
U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.
5. Investment Advisory Agreement:
Under the terms of an investment advisory agreement with the Funds, the Westwood Management Corp., (“the Adviser”) provides investment advisory services to the Funds as follows:

	% of average daily net assets:
Fund	Institutional Class	Class A
WHG LargeCap Value Fund	0.75%	0.75%
WHG SMidCap Fund	0.75%	N/A
WHG SMidCap Plus Fund	0.75%	N/A
WHG SmallCap Value Fund	0.85%	N/A
WHG Income Opportunity Fund	0.75%	0.75%
WHG Balanced Fund	0.75%	N/A

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Funds’ total annual operating expenses, after the effect of expense offset arrangements, from exceeding the following:

	% of average daily net assets:
Fund	Institutional Class	Class A
WHG LargeCap Value Fund	1.00%	1.25%
WHG SMidCap Fund	1.25%	N/A
WHG SMidCap Plus Fund	1.00%	N/A
WHG SmallCap Value Fund	1.25%	N/A
WHG Income Opportunity Fund	0.90%	1.15%
WHG Balanced Fund	0.90%	N/A
The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser during the preceding three-year period, pursuant to an Expense Limitation Agreement. Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation.
At April 30, 2011, pursuant to the above, the amount of previously waived and reimbursed fees for the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SMidCap Plus Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, and WHG Balanced Fund for which the Adviser may seek reimbursement was $193,743, $0, $10,955, $141,357, $314,678, and $250,991 respectively. During the six months ended April 30, 2011, the Adviser recaptured previously waived fees of $102,444 for the WHG LargeCap Fund, $14,061 for the WHG Income Opportunity Fund, and $1,191 for the WHG SmallCap Fund per the Statement of Operations.
6. Investment Transactions:
The cost of security purchases and proceeds from security sales and maturities, other than short-term securities, for the six months ended April 30, 2011, were as follows:

				U.S. Government
		Sales and	U.S. Government	Sales and
	Purchases	Maturities	Purchases	Maturities
WHG LargeCap Value Fund	$47,714,691	$55,307,966	$—	$—
WHG SMidCap Fund	196,304,011	140,017,187	—	—
WHG SMidCap Plus Fund	7,018,758	400,630	—	—
WHG SmallCap Value Fund	24,070,342	22,367,496	—	—
WHG Income Opportunity Fund	157,981,088	11,420,453	18,377,520	3,937,865
WHG Balanced Fund	1,279,369	1,424,000	326,138	80,000
7. Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.
The tax character of dividends and distributions paid during the last two fiscal years were as follows:

	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital	Total
WHG LargeCap Value Fund
2010	$1,695,420	$—	$—	$1,695,420
2009	723,691	—	—	723,691
WHG SMidCap Fund
2010	745,696	—	—	745,696
2009	502,542	—	—	502,542

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS

	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital	Total
WHG SmallCap Value Fund
2010	$—	$—	$5,154	$5,154
2009	63,074	—	4,677	67,751
WHG Income Opportunity Fund
2010	5,572,524	—	—	5,572,524
2009	2,872,166	—	—	2,872,166
WHG Balanced Fund
2010	160,576	—	—	160,576
2009	180,432	—	—	180,432
As of October 31, 2010, the components of distributable earnings on a tax basis were as follows:

						Total
						Distributable
	Undistributed	Undistributed	Capital	Unrealized	Other	Earnings/
	Ordinary	Long-Term	Loss	Appreciation/	Temporary	(Accumulated
	Income	Capital Gain	Carryforwards	(Depreciation)	Differences	Losses)
WHG LargeCap Value Fund	$1,476,859	$—	$(14,003,278)	$27,717,507	$(3)	$15,191,085
WHG SMidCap Fund	959,132	3,499,000	—	48,154,544	—	52,612,676
WHG SmallCap Value Fund	—	—	(3,413,119)	2,880,846	—	(532,273)
WHG Income Opportunity Fund	—	—	(11,283,854)	22,351,935	(122,428)	10,945,653
WHG Balanced Fund	9,650	—	(1,560,794)	1,096,399	—	(454,745)
For Federal income tax purposes, capital carryforwards represent realized losses of the Funds that may be carried forward for a maximum of eight years and applied against future capital gains as follows:

				Total
				Capital Loss
	Expires	Expires	Expires	Carryforwards
	10/31/15	10/31/16	10/31/17	10/31/10
WHG LargeCap Value Fund	$149,184	$13,456,004	$398,090	$14,003,278
WHG SmallCap Value Fund	327,255	3,085,864	—	3,413,119
WHG Income Opportunity Fund	—	11,283,854	—	11,283,854
WHG Balanced Fund	217,406	1,343,388	—	1,560,794
During the year ended October 31, 2010, the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Fund, WHG Income Opportunity Fund and WHG Balanced Fund utilized $4,095,731, $13,929,039, $2,778,878, $7,462,354 and $235,278, respectively, of capital loss carryforwards to offset capital gains.
Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2011, were as follows:

		Aggregate	Aggregate
	Federal	Gross	Gross	Net
	Tax	Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
WHG LargeCap Value Fund	$191,587,938	$55,461,519	$(2,510,346)	$52,951,173
WHG SMidCap Fund	388,229,856	104,488,232	(3,341,830)	101,146,402
WHG SMidCap Plus Fund	6,967,333	247,700	(51,961)	195,739
WHG SmallCap Value Fund	33,513,229	5,554,836	(560,735)	4,994,101
WHG Income Opportunity Fund	361,781,593	36,390,164	(1,157,031)	35,233,133
WHG Balanced Fund	9,156,814	1,793,155	(75,835)	1,717,320

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
8. Indemnifications:
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
9. Other:
At April 30, 2011, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders was as follows:

	No. of	%
	Shareholders	Ownership
WHG LargeCap Value Fund, Institutional Class	3	56%
WHG LargeCap Value Fund, Class A	3	99%
WHG SMidCap Fund, Institutional Class	3	60%
WHG SMidCap Plus Fund, Institutional Class	3	90%
WHG SmallCap Value Fund, Institutional Class	2	47%
WHG Income Opportunity Fund, Institutional Class	2	77%
WHG Income Opportunity Fund, Class A	2	79%
WHG Balanced Fund, Institutional Class	1	72%
10. Fund Merger:
At a meeting of the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund held on February 18, 2009, the Board approved a plan of reorganization whereby the WHG LargeCap Value Fund would acquire the Philadelphia Fund, Inc. (“Philadelphia Fund”) (the “Plan”). At a shareholder meeting held on November 6, 2009, the shareholders of the Philadelphia Fund approved the Plan. The reorganization was completed as of the close of business on November 13, 2009.
The Philadelphia Fund’s Board of Directors had been concerned about the long-term viability of the Philadelphia Fund due to its low asset size. It had become increasingly difficult for a relatively small fund, such as the Philadelphia Fund, to compete. In addition, the infrastructure and oversight (and associated costs) needed to comply with the increasing amount of regulations promulgated by the Securities and Exchange Commission had placed significantly greater regulatory and economic burdens on the Philadelphia Fund. The acquisition was accomplished through a combination of a tax-free exchange of 10,072,874 total outstanding shares of the Philadelphia Fund valued at $51,998,192 for 5,727,747 Institutional Class shares of the WHG LargeCap Value Fund. The Philadelphia Fund’s net assets were $51,998,192, including $(1,419) of accumulated net investment loss, $(398,162) of net realized loss, and $1,223,764 of unrealized appreciation on investments. The Philadelphia Fund’s net assets were primarily comprised of investments in securities with a fair value of $50,395,781 and cash of $1,495,915. The aggregate net assets of WHG LargeCap Value Fund immediately before and after the acquisition were $138,677,259 and $190,675,451, respectively.
The financial statements represent the WHG LargeCap Value Fund for the period prior to the acquisition and the combined fund for the period subsequent to the acquisition. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Philadelphia Fund that have been included in the combined fund’s Statement of Operations since the acquisition was completed. Assuming the acquisition had been completed on November 1, 2009, the WHG LargeCap Value Fund’s net investment income, net gain on investments and net increase in net assets from operations for the year ended October 31, 2010 would have been $2,065,656, $3,331,027 and $19,461,764, respectively.
11. Subsequent Event:
The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
DISCLOSURE OF FUND EXPENSES (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table on the following page illustrates your Fund’s costs in two ways.
• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.
• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/10	04/30/11	Ratios	Period

Actual Fund Return
WHG Large Cap Value Fund, Institutional Class	$1,000.00	$1,163.30	1.00%	$5.36	*
WHG Large Cap Value Fund, Class A Class	1,000.00	1,161.90	1.25	6.70	*
WHG SMidCap Fund, Institutional Class	1,000.00	1,224.50	0.94	5.18	*
WHG Small Cap Value, Institutional Class	1,000.00	1,215.00	1.25	6.86	*
WHG Income Opportunity Fund, Institutional Class	1,000.00	1,065.80	0.90	4.61	*
WHG Income Opportunity Fund, Class A Class	1,000.00	1,064.80	1.15	5.89	*
WHG Balanced Fund, Institutional Class	1,000.00	1,094.20	0.90	4.67	*

Hypothetical 5% Return
WHG LargeCap Value Fund, Institutional Class	$1,000.00	$1,019.84	1.00%	$5.01	*
WHG LargeCap Value Fund, Class A Class	1,000.00	1,018.60	1.25	6.26	*
WHG SMidCap Fund, Institutional Class	1,000.00	1,020.13	0.94	4.71	*
WHG SmallCap Value Fund, Institutional Class	1,000.00	1,018.60	1.25	6.31	*
WHG Income Opportunity Fund, Institutional Class	1,000.00	1,020.33	0.90	4.51	*
WHG Income Opportunity Fund, Class A Class	1,000.00	1,019.20	1.15	5.76	*
WHG Balanced Fund, Institutional Class	1,000.00	1,020.33	0.90	4.51	*

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	03/28/11	04/30/11	Ratios	Period

Actual Fund Return
WHG SMidCap Plus Fund, Institutional Class	$1,000.00	$1,003.73	1.00%	$0.93	**

Hypothetical 5% Return
WHG SMidCap Plus Fund, Institutional Class	$1,000.00	$1,029.00	1.00%	$5.03	*

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 33/365 (to reflect the period since inception).

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at its February 15-16, 2011 meeting, the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) considered the approval of the advisory agreement (the “Advisory Agreement”) for the WHG SMidCap Plus Fund (the “Fund”) for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.
Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Adviser and (iii) the costs of the services to be provided, as discussed in further detail below.
At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, including its history, investment personnel and strategy. The representatives also discussed the Fund’s proposed objective and strategy. The representatives noted that the Adviser currently manages the WHG SMidCap Fund, a separate series of the Trust, that had recently reached capacity and was currently closed to new investors. The representatives further noted that the Adviser believed that the Fund could provide additional capacity for investors interested in a “smid-cap” product. The representatives also noted that the Fund had the same objective and strategies as the WHG SMidCap Fund, with the exception of a greater capitalization range of securities. The Trustees then discussed the written materials that the Board received before the meeting, the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.
Nature, Extent and Quality of Services Provided by the Adviser
In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund. Among other things, the Board considered the quality of the Adviser’s portfolio management personnel. The Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.
The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Investment Performance of the Adviser
Because the Fund is new, no performance information relating to the Fund was available for consideration. The Board did, however, review the performance of the WHG SMidCap and WHG SMidCap Plus strategies. The Board, using written materials provided prior to and at the meeting, considered the performance of each strategy to various benchmark indices.

THE ADVISORS’ INNER CIRCLE FUND	WHG FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS — continued (Unaudited)
Costs of Advisory Services, Profitability and Economies of Scale
In concluding that the advisory fees payable by the Fund to the Adviser were reasonable, the Trustees reviewed a report of the proposed fees to be paid by the Fund to the Adviser as well as the expected costs of services to be provided by and the expected profits to be realized by the Adviser from its relationship with the Fund, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees to be paid by the Fund to those paid by other comparable mutual funds and noted that the Fund’s expected total fees and expenses were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services to be rendered. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees did not make any conclusions regarding the Adviser’s profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

The WHG Funds
P.O. Box 219009
Kansas City, MO 64121-9009
1-877-FUND-WHG
www.whgfunds.com
Adviser:
Westwood Management Corp.
200 Crescent Court, Suite 1200
Dallas, Texas 75201
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Administrator:
SEI Investments Global Funds Services
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004
Independent Registered Public Accounting Firm:
Ernst & Young LLP
Two Commerce Square
2001 Market Street, Suite 4000
Philadelphia, PA 19103
This information must be preceded or accompanied
by a current prospectus for the Funds described.
WHG-SA-001-0600

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/S/ Philip T. Masterson Philip T. Masterson, President

Date: 07/08/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ Philip T. Masterson Philip T. Masterson, President

Date: 07/08/11

By (Signature and Title)*	/s/ Michael Lawson Michael Lawson, Treasurer, Controller & CFO
Date: 07/08/11

*	Print the name and title of each signing officer under his or her signature.